ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 26, 2017 Vote $ / shares shares	Dec. 25, 2017 $ / shares	Oct. 31, 2017	Nov. 30, 2013 $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Ordinary Shares
Number of new shares issued (in shares) | shares				125,000,000
Par value of shares		$ 0.0001		$ 0.0001
Proceeds from initial public offering, net of issuance costs					$ 100,095	¥ 651,250
Class A Ordinary Shares
Ordinary Shares
Par value of shares		0.0001
Number of votes per share | Vote	1
Class B Ordinary Shares
Ordinary Shares
Par value of shares		$ 0.0001
Number of votes per share | Vote	10
Pre-IPO Class A Ordinary Shares
Ordinary Shares
Stock conversion basis		1	1
Pre-IPO Series of Preferred Shares
Ordinary Shares
Stock conversion basis		1	1
IPO
Ordinary Shares
Par value of shares		$ 0.0001
IPO | Class A Ordinary Shares
Ordinary Shares
Number of new shares issued (in shares) | shares	24,000,000
IPO | ADS
Ordinary Shares
Number of new shares issued (in shares) | shares	12,000,000
Price per share	$ 9.00